SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 30, 2020	Jan. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash equivalents maturities, months	3 months
Impairment charge	$ 0	$ 0	$ 0
Deferred revenue recognized	215,737,000
Commission expense	100,219,000	92,468,000	75,890,000
Severance pay expense	9,649,000	7,656,000	13,453,000
Employee contribution amount, max per year	19,500	19,000	19,000
Employees over 50 years of age maximum annual contribution per year	$ 26,000	25,000	25,000
Employer matching contribution percentage	50.00%
Contribution expense	$ 8,893,000	8,068,000	7,732,000
Advertising expenses	14,134,000	16,040,000	$ 13,527,000
Operating lease right-of-use assets	97,162,000	$ 106,196,000
Operating lease liability	$ 114,674,000
2017 Exchangeable Notes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effective conversion price effective (per ADS) (in usd per share)					$ 83.15
2020 Exchangeable Notes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effective conversion price effective (per ADS) (in usd per share)	$ 299.19			$ 299.19
Exchangeable Note Hedge | 2017 Exchangeable Notes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Anti-dilutive securities excluded in computation of diluted earnings per share (in shares)	3,457,475
Exchangeable Note Hedge | 2020 Exchangeable Notes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Anti-dilutive securities excluded in computation of diluted earnings per share (in shares)	1,537,504
Employee Stock Option
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Anti-dilutive securities excluded in computation of diluted earnings per share (in shares)	2,295	4,921	108,617
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Employer matching contribution percentage	6.00%
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Employer matching contribution percentage	8.00%